UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York            August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:   $311,336
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number         Name

1.  28-10774 ZLP                 Master Fund, Ltd.

2.  28-10775 ZLP                 Master Opportunity Fund, Ltd.

3.  28-10735 ZLP                 Master Utility Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

                                                           June 30, 2004

COLUMN 1                     COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8

                             TITLE                       VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (x$1000)  PRN AMT    PRN CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------               --------         -----      --------  -------    -------- ----------  --------  ----   ------   ----
ALLEGHENY ENERGY INC         COM              017361106  10017       650,000          SHARED         2,3            X
AMEREN CORPORATION           COM              023608102  37483       872,500          SHARED       1,2,3            X
BARNES & NOBLE, INC          COM              067774109   1903        56,000          SHARED           2            X
BEST BUY INC                 COM              086516101    127         2,500          SHARED           2            X
BLUE NILE, INC               COM              09578R103     38         1,000          SHARED           2            X
CINERGY CORP                 COM              172474108   9021       237,400          SHARED         2,3            X
CITIGROUP INC                COM              172967101    233         5,000          SHARED           2            X
CONSTELLATION ENERGY GROUP   COM              210371100  48474     1,279,000          SHARED       1,2,3            X
DTE ENERGY CO                COM              233331107  16013       395,000          SHARED         2,3            X
DUKE ENERGY CORP             COM              264399106   6341       312,500          SHARED         2,3            X
E Z CORP INC                 CL-A NON VTG     302301106   1072       108,000          SHARED           2            X
EDISON INTL                  COM              281020107  17638       689,800          SHARED         2,3            X
EL PASO CORP                 COM              28336L109    394        50,000          SHARED           3            X
ENERGEN CORP                 COM              29265N108    360         7,500          SHARED           2            X
ENERGY EAST CORP             COM              29266M109    606        25,000          SHARED           3            X
ENERGY TRANSFER PRTNRS LP    UNIT LTD PARTN   29273R109   5192       133,000          SHARED         2,3            X
ENTERGY CORP.                COM              29364G103  28672       511,900          SHARED       1,2,3            X
EXELON CORP                  COM              30161N101  14887       447,200          SHARED         2,3            X
FIRST DATA CORP              COM              319963104    334         7,500          SHARED           2            X
FIRST ENERGY CORP            COM              337932107  22165       592,500          SHARED       1,2,3            X
GANDER MOUNTAIN              COM              36471P108    115         5,000          SHARED           2            X
GENWORTH FINL, INC.          COM CL A         37247D106   1377        60,000          SHARED           2            X
GLOBAL SIGNAL INC.           COM              37944Q103    615        28,000          SHARED           2            X
GOLAR LNG LTD                COM              G9456A100    118         7,500          SHARED           2            X
GOLD BANC CORP INC           SHS              379907108    155        10,000          SHARED           2            X
GREAT PLAINS ENERGY INC      COM              391164100   4883       164,400          SHARED           3            X
GREEN MOUNTAIN PWR CORP      COM              393154109    519        19,900          SHARED           3            X
GREENHILL & CO. INC          COM              395259104    348        16,625          SHARED           2            X
INTERSECTIONS INC.           COM              460981301    480        20,000          SHARED           2            X
MANTECH INTL CORP            COM              564563104    544        29,000          SHARED           2            X
MASSEY ENERGY CORP           COM              576206106   1763        62,500          SHARED           2            X
MGP INGREDIENTS, INC.        COM              55302G103    290         7,500          SHARED           2            X
NICOR INC                    COM              654086107   7643       225,000          SHARED           3            X
NISOURCE INC                 COM              65473P105  10362       502,500          SHARED         2,3            X
NORTHEAST UTILS              COM              664397106    195        10,000          SHARED           3            X
NORTHWEST NATL GAS CO        COM              667655104   1610        52,800          SHARED           3            X
NSTAR                        COM              67019E107   4788       100,000          SHARED           3            X
OIL SVC HOLDRS TR            DEPOSITRY RCPT   678002106    181         2,500          SHARED           2            X
P G & E CORP                 COM              69331C108  21165       757,500          SHARED       1,2,3            X
PEABODY ENERGY CORP          COM              704549104   1954        34,900          SHARED           2            X
PPL CORP                     COM              69351T106  11475       250,000          SHARED         2,3            X
PROCENTURY CORP              COM              74268T108   1095       112,500          SHARED           2            X
PUGET ENERGY INC NEW         COM              745310102   3287       150,000          SHARED           3            X
QUESTAR CORP                 COM              748356102   5692       147,300          SHARED           2            X
R.H. DONNELLEY CORP          COM              74955W307    219         5,000          SHARED           2            X
SIRF TECHNOLOGY HLDGS INC    COM              82967H101    327        25,000          SHARED           2            X
STATE STR CORP               UNIT 99/99/9999  857477202    115           500          SHARED           2            X
TEMPUR-PEDIC INTL INC        COM              88023U101    280        20,000          SHARED           2            X
TXU CORP                     COM              873168108   1025        25,300          SHARED         2,3            X
WESTERN GAS RES INC          COM              958259103    812        25,000          SHARED           2            X
WORLD WRESTLING ENTMT INC    CLA              98156Q108   2257       177,000          SHARED           2            X
XCEL ENERGY INC              COM              8389B100    4679       280,000          SHARED         2,3            X



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